Shareholder Fees	Dec. 01, 2021
First Trust Large Cap Core AlphaDEX Fund | First Trust Large Cap Core AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none